Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		¥ 1,340,868	¥ 1,557,320
Derivative assets, Fair value		37,697	42,100
Derivative liabilities, Notional	[1]	1,353,159	1,520,885
Derivative liabilities, Fair value	[1]	37,503	41,785
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,339,108	1,555,402
Derivative assets, Fair value	[2],[3]	37,630	42,045
Derivative liabilities, Notional	[1],[2],[3]	1,353,020	1,520,525
Derivative liabilities, Fair value	[1],[2],[3]	37,499	41,783
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	17,460	20,681
Derivative assets, Fair value	[2],[3]	1,285	1,747
Derivative liabilities, Notional	[1],[2],[3]	17,019	20,431
Derivative liabilities, Fair value	[1],[2],[3]	1,541	1,983
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	1,121,588	1,367,970
Derivative assets, Fair value	[2],[3]	28,765	31,611
Derivative liabilities, Notional	[1],[2],[3]	1,134,813	1,343,616
Derivative liabilities, Fair value	[1],[2],[3]	28,494	31,691
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	23,802	30,055
Derivative assets, Fair value	[2],[3]	679	1,111
Derivative liabilities, Notional	[1],[2],[3]	23,460	29,689
Derivative liabilities, Fair value	[1],[2],[3]	806	1,118
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	174,061	136,683
Derivative assets, Fair value	[2],[3]	6,900	7,576
Derivative liabilities, Notional	[1],[2],[3]	169,504	126,750
Derivative liabilities, Fair value	[1],[2],[3]	6,650	6,990
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional	[2],[3]	2,197	13
Derivative assets, Fair value	[2],[3]	1	0
Derivative liabilities, Notional	[1],[2],[3]	8,224	39
Derivative liabilities, Fair value	[1],[2],[3]	8	1
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,760	1,918
Derivative assets, Fair value		67	55
Derivative liabilities, Notional	[1]	139	360
Derivative liabilities, Fair value	[1]	4	2
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		1,506	1,741
Derivative assets, Fair value		¥ 60	54
Derivative liabilities, Notional			199	[1]
Derivative liabilities, Fair value			0	[1]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, Notional		¥ 254	177
Derivative assets, Fair value		7	1
Derivative liabilities, Notional	[1]	139	161
Derivative liabilities, Fair value	[1]	¥ 4	¥ 2

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2015 and 2016, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives with multiple risk underlying. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.